Property, Plant and Equipment - Summary of Changes in the Carrying Amounts of the Right-of-Use Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Depreciation For The Right Of Use Assets [Line Items]
Opening Balance	¥ 308,345	¥ 307,700
Additions	94,486	84,154
Depreciation	(77,908)	(73,105)
Other	(1,912)	(10,404)
Ending balance	323,011	308,345
Land [member]
Disclosure Of Depreciation For The Right Of Use Assets [Line Items]
Opening Balance	86,368	81,637
Additions	7,887	10,386
Depreciation	(6,086)	(6,025)
Other	3,017	370
Ending balance	91,186	86,368
Buildings and structures [member]
Disclosure Of Depreciation For The Right Of Use Assets [Line Items]
Opening Balance	136,059	130,181
Additions	28,103	30,294
Depreciation	(18,433)	(15,887)
Other	(8,131)	(8,529)
Ending balance	137,598	136,059
Machinery and equipment [member]
Disclosure Of Depreciation For The Right Of Use Assets [Line Items]
Opening Balance	85,918	95,882
Additions	58,496	43,474
Depreciation	(53,389)	(51,193)
Other	3,202	(2,245)
Ending balance	¥ 94,227	¥ 85,918